UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	August 31
Date of reporting period:	September 1, 2008 - August 31, 2009

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments

As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Massachusetts (95.1%)
Beverly MA GO	5.250%	11/1/12	(14)	1,925	2,160
Beverly MA GO	5.250%	11/1/13	(14)	1,855	2,122
Boston MA Convention Center Rev.	5.000%	5/1/18	(2)	4,975	5,245
Boston MA GO	5.750%	2/1/10	(Prere.)	1,955	1,999
Boston MA GO	5.000%	2/1/12	(14)(Prere.)	3,765	4,118
Boston MA GO	5.000%	3/1/16		7,295	8,440
Boston MA Housing Auth. Rev.	5.000%	4/1/23	(4)	2,000	2,144
Boston MA Housing Auth. Rev.	5.000%	4/1/25	(4)	5,440	5,770
Boston MA Special Obligation Rev.
(Boston City Hosp.)	5.000%	8/1/17	(14)	2,000	2,073
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		460	500
Boston MA Water & Sewer Comm. Rev.	5.000%	11/1/25		3,725	4,103
Braintree MA GO	5.000%	5/15/27		4,000	4,256
Foxborough MA Stadium Infrastructure
Improvement Rev.	5.750%	6/1/10	(Prere.)	2,500	2,624
Framingham MA Housing Auth. Mortgage
Rev.	6.200%	2/20/21		900	958
Framingham MA Housing Auth. Mortgage
Rev.	6.350%	2/20/32		2,000	2,233
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/21	(14)	2,395	2,383
Littleton MA GO	5.000%	1/15/22	(14)	1,280	1,329
Lynn MA GO	5.250%	6/1/13	(2)	1,530	1,549
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	630	656
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	3,950	4,111
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/14	(Prere.)	5,000	5,735
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/14		5,000	5,757
Massachusetts Bay Transp. Auth. Rev.	6.200%	3/1/16		5,325	6,150
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/22		5,285	6,346
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/23		5,325	6,209
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24		1,325	1,509
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24		2,500	2,978
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26	(14)	2,000	2,381
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/27		5,000	5,640
Massachusetts Bay Transp. Auth. Rev.	0.000%	7/1/29		1,020	353
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/29		5,000	5,723
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(14)	3,000	3,530
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30		420	425
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/33		3,850	4,305
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34		14,500	15,393
Massachusetts Bay Transp. Auth. Rev.
Sales Tax	5.000%	7/1/12	(Prere.)	3,000	3,319
Massachusetts Bay Transp. Auth. Rev.
Sales Tax	5.000%	7/1/18	(Prere.)	10,000	11,719
Massachusetts Bay Transp. Auth. Rev.
Sales Tax	5.250%	7/1/22		3,500	4,113
Massachusetts Bay Transp. Auth. Rev.
Sales Tax	5.250%	7/1/33		15,000	16,775
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(10)	3,340	2,455
Massachusetts College Building Auth. Rev.	5.000%	5/1/38	(12)	10,000	10,147

Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/18		2,000	2,064
Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/20		3,105	3,133
Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/22		3,985	3,967
Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/23		3,710	3,660
Massachusetts Dev. Finance Agency Rev.	5.000%	1/1/36	(12)	10,000	10,053
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	6.000%	5/15/29	(2)	1,400	1,633
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	10/1/35	(2)	2,000	1,910
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.375%	5/15/39		1,575	1,574
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	7/1/42		5,000	5,064
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.) VRDO	0.120%	9/1/09	LOC	1,720	1,720
Massachusetts Dev. Finance Agency Rev.
(College of Pharmacy and Allied Health
Services)	5.750%	7/1/13	(Prere.)	1,000	1,166
Massachusetts Dev. Finance Agency Rev.
(College of the Holy Cross) VRDO	0.120%	9/1/09	LOC	3,535	3,535
Massachusetts Dev. Finance Agency Rev.
(Deerfield Academy)	5.000%	10/1/28		1,500	1,550
Massachusetts Dev. Finance Agency Rev.
(Draper Laboratory)	5.750%	9/1/25		5,000	5,359
Massachusetts Dev. Finance Agency Rev.
(Jewish Philanthropies)	5.250%	2/1/22		2,750	2,912
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.250%	7/1/31		4,000	4,045
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.000%	7/1/36		5,000	5,082
Massachusetts Dev. Finance Agency Rev.
(Neville Communities)	6.000%	6/20/44		1,500	1,571
Massachusetts Dev. Finance Agency Rev.
(Simmons College)	5.250%	10/1/33	(10)	3,000	2,563
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.750%	7/1/10	(Prere.)	3,000	3,155
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.750%	7/1/10	(Prere.)	1,195	1,257
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.000%	7/1/35		8,000	8,096
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	5.875%	12/1/12	(Prere.)	600	673
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	6.125%	12/1/12	(Prere.)	1,000	1,163
Massachusetts GAN	5.125%	12/15/10		1,480	1,498
Massachusetts GAN	5.125%	12/15/12		1,750	1,768
Massachusetts GAN	5.750%	6/15/14		9,665	10,218
Massachusetts GO	5.625%	6/1/10	(Prere.)	1,450	1,507
Massachusetts GO	5.000%	8/1/12		4,945	5,473
Massachusetts GO	5.000%	9/1/12		2,170	2,408
Massachusetts GO	5.000%	8/1/14		3,000	3,424
Massachusetts GO	5.000%	11/1/14		3,275	3,754
Massachusetts GO	5.000%	12/1/14	(4)(Prere.)	3,150	3,606
Massachusetts GO	5.000%	3/1/15	(Prere.)	10,000	11,555

Massachusetts GO	5.000%	8/1/15	(4)	10,000	11,501
Massachusetts GO	5.000%	9/1/15	(Prere.)	10,000	11,661
Massachusetts GO	5.500%	10/1/15		2,280	2,686
Massachusetts GO	5.500%	11/1/17		5,000	5,948
Massachusetts GO	5.250%	8/1/18	(4)	5,060	5,949
Massachusetts GO	5.500%	10/1/18	(4)	10,200	12,169
Massachusetts GO	5.500%	10/1/18		4,955	5,912
Massachusetts GO	5.500%	11/1/19	(4)	5,550	6,643
Massachusetts GO	5.000%	8/1/22		4,500	5,008
Massachusetts GO	5.250%	8/1/22		5,000	5,838
Massachusetts GO	5.000%	3/1/26		5,000	5,458
Massachusetts GO	5.000%	8/1/28		4,535	4,865
Massachusetts GO	5.500%	8/1/30	(2)	10,000	11,705
Massachusetts GO	5.000%	7/1/36		5,070	5,282
Massachusetts GO	5.000%	8/1/37	(2)	15,000	15,504
Massachusetts GO VRDO	0.150%	9/1/09		8,200	8,200
Massachusetts Health & Educ. Fac. Auth.
Rev.	5.250%	2/15/26		1,880	2,142
Massachusetts Health & Educ. Fac. Auth.
Rev. (Baystate Medical Center)	5.750%	7/1/33		5,000	5,012
Massachusetts Health & Educ. Fac. Auth.
Rev. (Berklee College of Music)	5.000%	10/1/26		6,255	6,486
Massachusetts Health & Educ. Fac. Auth.
Rev. (Berklee College of Music)	5.000%	10/1/27		5,575	5,750
Massachusetts Health & Educ. Fac. Auth.
Rev. (Boston Medical Center)	5.000%	7/1/19	(14)	50	48
Massachusetts Health & Educ. Fac. Auth.
Rev. (Boston Medical Center)	5.000%	7/1/28		3,000	2,579
Massachusetts Health & Educ. Fac. Auth.
Rev. (Caregroup)	5.000%	7/1/13		5,200	5,420
Massachusetts Health & Educ. Fac. Auth.
Rev. (Caregroup)	5.125%	7/1/33		3,000	2,690
Massachusetts Health & Educ. Fac. Auth.
Rev. (Caritas Christi Obligated Group)	6.750%	7/1/16		2,000	2,035
Massachusetts Health & Educ. Fac. Auth.
Rev. (Dana-Farber Cancer Institute)	5.000%	12/1/37		5,000	4,903
Massachusetts Health & Educ. Fac. Auth.
Rev. (Harvard Univ.)	6.250%	4/1/20		1,000	1,286
Massachusetts Health & Educ. Fac. Auth.
Rev. (Harvard Univ.)	5.125%	7/15/37		9,350	9,528
Massachusetts Health & Educ. Fac. Auth.
Rev. (Lahey Clinic Medical Center)	5.250%	8/15/37		8,000	7,162
Massachusetts Health & Educ. Fac. Auth.
Rev. (Massachusetts General Hosp.)	6.250%	7/1/12	(2)	245	258
Massachusetts Health & Educ. Fac. Auth.
Rev. (Milton Hosp.)	5.500%	7/1/10		520	518
Massachusetts Health & Educ. Fac. Auth.
Rev. (Milton Hosp.)	5.500%	7/1/16		1,235	1,036
Massachusetts Health & Educ. Fac. Auth.
Rev. (MIT)	5.250%	7/1/21		6,765	8,111
Massachusetts Health & Educ. Fac. Auth.
Rev. (MIT)	5.250%	7/1/30		5,000	5,823
Massachusetts Health & Educ. Fac. Auth.
Rev. (Museum of Fine Arts) VRDO	0.120%	9/1/09		5,295	5,295
Massachusetts Health & Educ. Fac. Auth.
Rev. (New England Medical Center
Hosp.)	5.375%	5/15/12	(3)(Prere.)	2,580	2,848

Massachusetts Health & Educ. Fac. Auth.
Rev. (New England Medical Center
Hosp.)	5.375%	5/15/12	(3)(Prere.)	3,000	3,311
Massachusetts Health & Educ. Fac. Auth.
Rev. (New England Medical Center
Hosp.)	5.375%	5/15/13	(3)	1,255	1,266
Massachusetts Health & Educ. Fac. Auth.
Rev. (Northeastern Univ.)	5.000%	10/1/33		3,000	2,979
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)	5.250%	7/1/11		2,080	2,106
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)	5.250%	7/1/12		2,850	2,885
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)	5.250%	7/1/14		1,000	1,013
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)	5.250%	7/1/15	(14)	390	391
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)	5.250%	7/1/15		3,000	3,039
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)	5.375%	7/1/24	(14)	1,605	1,606
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)	5.000%	7/1/47		2,500	2,494
Massachusetts Health & Educ. Fac. Auth.
Rev. (Partners Healthcare System)
VRDO	0.150%	9/8/09		3,685	3,685
Massachusetts Health & Educ. Fac. Auth.
Rev. (Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,090	1,241
Massachusetts Health & Educ. Fac. Auth.
Rev. (Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,175	1,338
Massachusetts Health & Educ. Fac. Auth.
Rev. (Simmons College)	8.000%	10/1/39		2,500	2,679
Massachusetts Health & Educ. Fac. Auth.
Rev. (Sterling & Francine Clark)	5.000%	7/1/36		5,500	5,573
Massachusetts Health & Educ. Fac. Auth.
Rev. (Tufts Univ.)	5.250%	2/15/30		2,000	2,039
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of Massachusetts Memorial
Health Care Inc.)	5.250%	7/1/14	(2)	1,000	1,008
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of Massachusetts Memorial
Health Care Inc.)	6.500%	7/1/21		5,000	5,073
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of Massachusetts Memorial
Health Care Inc.)	6.625%	7/1/32		1,000	1,005
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of Massachusetts)	5.875%	10/1/10	(3)(Prere.)	4,000	4,273
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of Massachusetts)	5.125%	10/1/27	(14)	1,850	1,871
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of
Massachusetts/Worcester)	5.125%	10/1/11	(3)(Prere.)	435	471
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of
Massachusetts/Worcester)	5.250%	10/1/12	(14)(Prere.)	4,000	4,490
Massachusetts Health & Educ. Fac. Auth.
Rev. (Univ. of
Massachusetts/Worcester)	5.125%	10/1/23	(14)	565	573

1 Massachusetts Health & Educ. Fac. Auth.
Rev. (Wellesley College)	5.000%	7/1/23		2,400	2,528
Massachusetts Health & Educ. Fac. Auth.
Rev. (Williams College)	5.000%	7/1/31		5,000	5,226
Massachusetts Housing Finance Agency
Housing Rev.	5.125%	12/1/28		4,000	4,038
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.000%	7/1/10	(2)(ETM)	415	425
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.250%	7/1/12	(14)	2,975	3,176
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.250%	7/1/13	(14)	3,255	3,428
Massachusetts Muni. Wholesale Electric
Co. Power System Rev.	5.250%	7/1/16	(14)	4,500	4,669
Massachusetts Port Auth. Rev.	5.750%	7/1/10		1,000	1,044
Massachusetts Port Auth. Rev.	5.500%	7/1/16	(4)	4,000	4,619
Massachusetts Port Auth. Rev.	5.000%	7/1/17	(4)	9,600	10,803
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/18	(4)	10,000	11,165
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/24	(4)	15,000	16,270
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/25	(4)	10,125	10,888
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/26	(4)	8,000	8,416
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	4.500%	8/15/27	(2)	7,225	7,258
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/27	(14)	8,500	8,896
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	4.750%	8/15/32	(2)	9,360	9,484
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/37	(2)	12,000	12,300
Massachusetts Special Obligation
Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	4,000	4,587
Massachusetts Special Obligation
Dedicated Tax Rev.	5.500%	1/1/27	(14)	15,000	16,355
Massachusetts Special Obligation Rev.	5.000%	12/15/09	(4)	3,010	3,049
Massachusetts Special Obligation Rev.	5.000%	12/15/13	(4)	1,895	2,110
Massachusetts Turnpike Auth. Rev.
(Metro. Highway System)	0.000%	1/1/20	(14)	3,000	1,700
Massachusetts Turnpike Auth. Rev.
(Metro. Highway System)	0.000%	1/1/25	(14)	5,000	1,990
Massachusetts Turnpike Auth. Rev.
(Metro. Highway System)	0.000%	1/1/28	(14)	7,000	2,229
Massachusetts Water Pollution Abatement
Trust	5.250%	8/1/15	(Prere.)	4,460	5,256
Massachusetts Water Pollution Abatement
Trust	5.000%	8/1/16		5,000	5,820
Massachusetts Water Pollution Abatement
Trust	5.250%	8/1/17		5,000	5,913
Massachusetts Water Pollution Abatement
Trust	5.250%	8/1/17		540	619
Massachusetts Water Pollution Abatement
Trust	5.250%	8/1/22		3,500	4,086
Massachusetts Water Pollution Abatement
Trust	5.375%	8/1/27		2,565	2,594

Massachusetts Water Pollution Abatement
Trust	5.500%	8/1/29		1,000	1,011
Massachusetts Water Pollution Abatement
Trust	5.750%	8/1/29		190	192
Massachusetts Water Pollution Abatement
Trust	5.250%	8/1/30		5,000	5,711
Massachusetts Water Resources Auth.
Rev.	6.000%	12/1/11	(14)	4,120	4,361
Massachusetts Water Resources Auth.
Rev.	5.500%	8/1/22	(4)	990	1,164
Massachusetts Water Resources Auth.
Rev.	5.250%	8/1/31	(4)	1,000	1,128
Massachusetts Water Resources Auth.
Rev.	5.250%	8/1/32	(4)	5,000	5,625
Massachusetts Water Resources Auth.
Rev.	5.000%	8/1/34	(14)	8,000	8,226
Massachusetts Water Resources Auth.
Rev.	5.000%	8/1/35	(14)	4,000	4,105
Massachusetts Water Resources Auth.
Rev.	5.250%	8/1/35	(4)	1,310	1,447
Massachusetts Water Resources Auth.
Rev.	5.000%	8/1/36	(2)	5,000	5,114
Massachusetts Water Resources Auth.
Rev.	5.000%	8/1/36		11,370	11,630
Massachusetts Water Resources Auth.
Rev.	5.000%	8/1/39		2,000	2,058
Narragansett MA Regional School Dist.
GO	6.500%	6/1/13	(2)	1,210	1,270
Newton Massachusetts School Dist.	4.500%	6/15/34		5,095	5,154
Pittsfield MA GO	5.000%	4/15/18	(14)	1,000	1,055
Quaboag MA Regional School Dist. GO	5.500%	6/1/18	(4)	1,355	1,408
Quaboag MA Regional School Dist. GO	5.500%	6/1/19	(4)	1,355	1,408
Route 3 North Transp. Improvement Assn.
Massachusetts Lease Rev.	5.375%	6/15/10	(14)(Prere.)	2,500	2,599
Shrewsbury MA GO	5.000%	8/15/13		1,030	1,111
Shrewsbury MA GO	5.000%	8/15/17		1,900	2,043
Shrewsbury MA GO	5.000%	8/15/18		3,185	3,393
Shrewsbury MA GO	5.000%	8/15/19		1,000	1,065
Tantasqua MA Regional School Dist. GO	5.125%	8/15/10	(4)(Prere.)	2,575	2,712
Univ. of Massachusetts Building Auth.
Refunding Rev.	6.875%	5/1/14	(ETM)	1,000	1,164
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/10	(Prere.)	1,135	1,196
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,600	2,751
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,400	2,540
Univ. of Massachusetts Health & Educ.
Fac. Auth. Rev.	5.000%	11/1/21	(2)	5,680	5,969
Univ. of Massachusetts Health & Educ.
Fac. Auth. Rev.	5.000%	11/1/22	(2)	2,695	2,811
Univ. of Massachusetts Health & Educ.
Fac. Auth. Rev.	5.000%	11/1/23	(2)	1,760	1,826
Univ. of Massachusetts Health & Educ.
Fac. Auth. Rev.	5.000%	11/1/24	(2)	1,980	2,043
Univ. of Massachusetts Health & Educ.
Fac. Auth. Rev.	5.000%	11/1/25	(2)	1,990	2,045
Westfield MA GO	5.000%	5/1/10	(3)(Prere.)	1,715	1,784
Worcester MA GO	5.500%	10/1/09	(14)	1,000	1,004
Worcester MA GO	5.750%	4/1/10	(4)(Prere.)	1,000	1,041
Worcester MA GO	5.625%	8/15/10	(3)(Prere.)	1,640	1,738

Worcester MA GO	5.500%	8/15/14	(14)	1,445	1,526
Worcester MA GO	5.500%	8/15/15	(14)	1,190	1,251
Worcester MA GO	5.250%	8/15/21	(14)	1,500	1,537
					849,676
Puerto Rico (3.1%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/17	(14)	5,000	5,333
Puerto Rico GO	5.500%	7/1/19	(2)	2,250	2,284
Puerto Rico GO	5.500%	7/1/22	(3)	3,500	3,535
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/12	(3)	5,080	5,252
Puerto Rico Public Buildings Auth. Govt.
Fac. Rev.	5.250%	7/1/12	(Prere.)	1,100	1,214
Puerto Rico Public Buildings Auth. Govt.
Fac. Rev.	5.250%	7/1/36		400	349
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	2,015	2,217
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	665	730
Puerto Rico Public Finance Corp.	5.125%	6/1/24	(2)((ETM)	2,155	2,436
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	4,000	4,871
					28,221
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/09		1,450	1,453
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20		1,000	991
					2,444
Guam (0.2%)
Guam Econ. Dev. & Comm. Auth. Rev.	5.250%	6/1/32		2,250	1,760
Total Investments (98.7%) (Cost $860,072)					882,101
Other Assets and Liabilities-Net (1.3%)					11,627
Net Assets (100%)					893,728
1 Securities with a value of $735,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.

Massachusetts Tax-Exempt Fund

VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $861,945,000. Net unrealized appreciation of investment securities for tax purposes was $20,156,000, consisting of unrealized gains of $27,917,000 on securities that had risen in value since their purchase and $7,761,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Massachusetts Tax-Exempt Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	December 2009	(107)	12,813	(55)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Massachusetts Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	882,101	—
Futures Contracts—Liabilities[1]	(62)	—	—
Total	(62)	882,101	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD MASSACHUSETTS TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD MASSACHUSETTS TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.